ISSUED CAPITAL (Details) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2016 USD ($) EquityInstruments tranche $ / shares shares	Dec. 31, 2015 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2014 EquityInstruments
Issued capital
Balance | $	$ 372,764	$ 373,585
Shares issued in conjunction with private placement | $			$ 67,499	$ 1,576
Cost of capital raising during the period, net of tax benefit | $			(2,343)
Derecognition of deferred tax asset (see note 7) | $		(821)
Closing balance at end of period | $		372,764	373,585
Proceeds from shares issued | $			67,499
Tax benefit recognized on the cost of capital | $		(200)	1,000
Borrowings | $		192,000	191,750
Ordinary shares issued
Ordinary Shares
Number of additional ordinary shares issued | shares	5,614,447,268
Equity raise | $	$ 260,000
Equity raising costs
Issued capital
Tax benefit recognized on the cost of capital | $		$ (821)	$ 986
Restricted stock units (RSUs)
Issued capital
RSUs outstanding		33,803,361	23,782,201	12,434,338	2,964,177
Measurement period		3 years
Number of RSUs vested		3,897,911	5,501,538	3,805,789
Forfeited		1,838,145	1,417,791	46,312
Restricted stock units (RSUs) | Shares vested and forfeited
Issued capital
Measurement period	3 years
Restricted stock units (RSUs) | 15 April 2014
Issued capital
RSUs outstanding			393,311
Restricted stock units (RSUs) | 30 May 2014
Issued capital
RSUs outstanding			167,997
Restricted stock units (RSUs) | 28 May 2015
Issued capital
RSUs outstanding		515,037	1,030,075
Restricted stock units (RSUs) | 28 May 2015 2nd tranche
Issued capital
RSUs outstanding		1,545,113	1,545,113
Restricted stock units (RSUs) | 28 May 2015 2nd tranche | Shares vested and forfeited
Issued capital
Number of RSUs vested	1,081,579
Forfeited	463,534
Restricted stock units (RSUs) | 24 June 2015
Issued capital
RSUs outstanding		1,122,571	2,382,229
Restricted stock units (RSUs) | 24 June 2015 2nd tranche
Issued capital
RSUs outstanding		2,267,879	2,267,879
Restricted stock units (RSUs) | 24 June 2015 2nd tranche | Shares vested and forfeited
Issued capital
Number of RSUs vested	1,587,516
Forfeited	680,363
Restricted stock units (RSUs) | 1 August 2015
Issued capital
RSUs outstanding		107,000	214,000
Restricted stock units (RSUs) | 15 March 2016
Issued capital
RSUs outstanding		6,824,951	6,824,950
Restricted stock units (RSUs) | 27 May 2016
Issued capital
RSUs outstanding		4,342,331	4,342,331
Restricted stock units (RSUs) | 29 June 2016
Issued capital
RSUs outstanding		1,633,763	3,614,316
Restricted stock units (RSUs) | 15 August 2016
Issued capital
RSUs outstanding			800,000
Restricted stock units (RSUs) | 15 August 2016 2nd tranche
Issued capital
RSUs outstanding			200,000
Restricted stock units (RSUs) | 3 January 2017
Issued capital
RSUs outstanding		187,500
Restricted stock units (RSUs) | 17 February 2017 (2)
Issued capital
RSUs outstanding		6,627,667
Restricted stock units (RSUs) | 25 May 2017 (2)
Issued capital
RSUs outstanding		3,724,191
Restricted stock units (RSUs) | 23 October 2017 (2)
Issued capital
RSUs outstanding		745,000
Restricted stock units (RSUs) | 23 October 2017 2nd tranche
Issued capital
RSUs outstanding		1,500,000
Restricted stock units (RSUs) | 29 December 2017
Issued capital
RSUs outstanding		2,660,358
Ordinary shares
Ordinary Shares
Par value per share | $ / shares		$ 0	$ 0	$ 0
Total shares issued and outstanding | shares	1,253,249,528	1,249,351,617	559,103,562
Shares issued during the year | shares		3,897,911	690,248,055
Total shares issued and outstanding | shares		1,253,249,528	1,249,351,617	559,103,562
Shares held in escrow | shares		1,500,000	1,500,000	1,500,000
Issued capital
Private placement, number of tranches | tranche			3
Number of shares issued | shares			685,000,000
Net proceeds from shares issued | $			$ 64,200
Issued capital
Issued capital
Balance | $	$ 372,764	$ 373,585	308,429
Shares issued in conjunction with private placement | $			67,499	$ 1,576
Total shares issued during the period | $			67,499
Cost of capital raising during the period, net of tax benefit | $			(2,343)
Derecognition of deferred tax asset (see note 7) | $		(821)
Closing balance at end of period | $		$ 372,764	$ 373,585	$ 308,429